PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2022 and 2023 were as follows (RMB in millions):

	2022	2023

Buildings	5,409	5,409
Website-related equipment	1,802	2,075
Computer equipment	810	796
Software	668	755
Furniture and fixtures	216	301
Leasehold improvements	248	253
Less: accumulated depreciation and amortization	(3,949)	(4,447)

Total net book value	5,204	5,142